Disposal group held for sale - Narrative (Details) $ in Millions, $ in Millions			6 Months Ended
	Jul. 08, 2025 USD ($)	Jul. 08, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Assets held for sale			$ 295	$ 0
G2 Goldfields Inc
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Assets held for sale			75
Classification of assets as held for sale | G2 Goldfields Inc
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Percentage of equity interest sold	14.91%	14.91%
Proceeds from disposal of other investments	$ 70	$ 98.9
Disposal groups classified as held for sale | Mineraçao Serra Grande Mine (MSG)
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Net impairment reversal of investments in associates			74
Consideration, closing cash payment			$ 76
Discount rates applied to consideration projections			0.07
Assets held for sale			$ 220